Components of other comprehensive (loss) income	12 Months Ended
Dec. 31, 2020
Components of other comprehensive (loss) income
Components of other comprehensive (loss) income

22.  Components of other comprehensive (loss) income

An analysis of the other comprehensive (loss) income for the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020		2019		2018
Derivative financial instruments:
Reclassification of call options and forwards during the year to profit or loss	Ps.	—	Ps.	—	Ps.	(455,009)
Extrinsic value of changes on jet fuel Asian call options		(11,993)		11,148		227,509
Extrinsic value of changes on jet fuel Zero cost collars		(143,224)		256,515		(122,948)
(Loss) gain of the matured foreign currency forward contracts		—		(14,241)		66,757
Loss of the interest rate Cap		(900)		(4,023)		—
Non derivative financial instruments		(1,591,569)		14,096		—
Total	Ps.	(1,747,686)	Ps.	263,495	Ps.	(283,691)